                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended  March 31, 1998

If amended report check here:

NewSouth Capital Management, Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

1000 Ridgeway Loop Road, Suite 233, Memphis,  TN     38120-4023
--------------------------------------------------------------------------------
Business Address       (Street)        (City)  (State) (Zip)

D. Stephen Morrow  (901) 761-5561  Executive Vice President
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Memphis and State of Tennessee on the 9th day of February, 1998.

NewSouth Capital Management, Inc.
--------------------------------------------------------------------------------
(Name of Institutional Investment Manager)

D. Stephen Morrow
--------------------------------------------------------------------------------
(Manual Signature of Person Duly Authorized to submit this report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                      13F File No.:
--------------------------------------------------------------------------------
1. NewSouth Capital Management, Inc.         28-1652

            ITEM 1                       ITEM 2         ITEM 3           ITEM 4          ITEM 5           ITEM 8
        Name of Issuer               Title of Class     CUSIP         Fair Market      Shares of          Voting
                                                        Number           Value         Principal        Authority
                                                                                         Amount            Sole           None
-------------------------------------------------------------------------------------------------------------------------------
360 Communications Co.                   Common        885571109       54,905,031       1,756,961       1,624,461       132,500
-------------------------------------------------------------------------------------------------------------------------------
AGCO Corp.                               Common        001084102       37,154,055       1,251,505       1,158,505        93,000
-------------------------------------------------------------------------------------------------------------------------------
Alberto Culver Class A                   Common        013068200       30,543,892       1,133,880       1,051,880        82,000
-------------------------------------------------------------------------------------------------------------------------------
American Stores Co.                      Common        030096101        1,485,770          57,145
-------------------------------------------------------------------------------------------------------------------------------
AMR Corp.                                Common        001765106        2,939,639          20,530
-------------------------------------------------------------------------------------------------------------------------------
Amsouth Bancorp                          Common        032165102        1,129,216          19,119
-------------------------------------------------------------------------------------------------------------------------------
Astec Industries Inc                     Common        046224101          892,500          35,000
-------------------------------------------------------------------------------------------------------------------------------
AutoZone, Inc.                           Common        053332102        1,421,056          41,950
-------------------------------------------------------------------------------------------------------------------------------
Avnet Inc.                               Common        053807103       35,125,961         610,223         558,723        51,500
-------------------------------------------------------------------------------------------------------------------------------
Bankunited Cap Tr Pfd B 10.25            Pfd            66514401          402,900             400
-------------------------------------------------------------------------------------------------------------------------------
Beckman Instruments, Inc.                Common        075816108          974,312          17,000
-------------------------------------------------------------------------------------------------------------------------------
Bell Industries                          Common        078107109        7,773,224         550,317         538,317        12,000
-------------------------------------------------------------------------------------------------------------------------------
Berkley (W.R.) Corp                      Common        084423102       34,100,999         719,810         656,810        63,000
-------------------------------------------------------------------------------------------------------------------------------
BJ's Wholesale Club, Inc.                Common        05548J106        4,576,650         117,350
-------------------------------------------------------------------------------------------------------------------------------
Black & Decker                           Common        091797100        1,204,519          22,700
-------------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp.                        Common        103304101          323,437          45,000
-------------------------------------------------------------------------------------------------------------------------------
Buckeye Partners L.P. *                  Common        118230101          415,625          14,000
-------------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies Corp.               Common        118255108       58,292,235       2,743,164       2,573,164       170,000
-------------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe C           Common        12189T104        3,768,752          36,238
-------------------------------------------------------------------------------------------------------------------------------
Burlington Resources                     Common        122014103          311,594           6,500
-------------------------------------------------------------------------------------------------------------------------------
Cable Michigan Inc.                      Common        12685T103       13,571,406         532,212
-------------------------------------------------------------------------------------------------------------------------------
Cabot Oil & Gas Cl A                     Common        127097103       39,584,700       1,749,600       1,632,100       117,500
-------------------------------------------------------------------------------------------------------------------------------
Capital Automotive REIT*                 Common        139733109       15,617,175         827,400
-------------------------------------------------------------------------------------------------------------------------------
Cedar Fair, L.P. *                       Common        150185106       17,138,000         623,200
-------------------------------------------------------------------------------------------------------------------------------
Chrysler Corp.                           Common        171196108        1,575,506          37,850
-------------------------------------------------------------------------------------------------------------------------------
Circuit City Group                       Common        172737108          769,500          18,000
-------------------------------------------------------------------------------------------------------------------------------
Coca Cola Company                        Common        191216100          875,044          11,300
-------------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive                        Common        194162103        1,214,500          14,000
-------------------------------------------------------------------------------------------------------------------------------
Columbia Gas System, Inc.                Common        197648108          233,250           3,000
-------------------------------------------------------------------------------------------------------------------------------
Community Bank (Calif) 13% Non           Pfd           203507207          280,000          10,000
-------------------------------------------------------------------------------------------------------------------------------
Consolidated Stores Corp                 Common        210149100        1,411,399          32,871
-------------------------------------------------------------------------------------------------------------------------------
Consumer Portfolio Services              Common        210502100       20,323,925       1,676,200
-------------------------------------------------------------------------------------------------------------------------------
Costco Company                           Common        22160Q102        1,706,559          31,973
-------------------------------------------------------------------------------------------------------------------------------
CPI Corp.                                Common        125902106       30,412,640       1,201,487       1,132,498        68,989
-------------------------------------------------------------------------------------------------------------------------------
Criimi Mae Conv. Pfd Ser B 10.875%       Cnvtpfd       226603207          601,375          17,000(4)
-------------------------------------------------------------------------------------------------------------------------------
Criimi Mae Inc                           Common        226603108          208,406          13,500
-------------------------------------------------------------------------------------------------------------------------------
CSX Corp.                                Common        126408103        3,153,797          53,005
-------------------------------------------------------------------------------------------------------------------------------
CTBI Preferred Cap Trust 9%              Pfd           12641H201          545,000          20,000
-------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                Common        126650100        2,865,225          37,950
-------------------------------------------------------------------------------------------------------------------------------
Dayton Hudson                            Common        239753106        4,017,640          45,655
-------------------------------------------------------------------------------------------------------------------------------
Delta Airlines                           Common        247361108          946,000           8,000
-------------------------------------------------------------------------------------------------------------------------------
Developers Div Realty 7.000%             CnvtBl        251591AA1          683,060             574
-------------------------------------------------------------------------------------------------------------------------------
Duke Power Co 6.10% Pfd                  Pfd           264399726          507,500          20,000
-------------------------------------------------------------------------------------------------------------------------------
Eagle Hardware & Garden                  Common        26959B101        2,056,837         116,700
-------------------------------------------------------------------------------------------------------------------------------
Equity Inns, Inc.                        Common        294703103          266,760          17,280
-------------------------------------------------------------------------------------------------------------------------------
Excel Realty Trust, Inc. *               Common        30067R107       20,387,582         572,283
-------------------------------------------------------------------------------------------------------------------------------
Exxon Corp                               Common        302290101          365,445           5,404
-------------------------------------------------------------------------------------------------------------------------------
FDX Corp.                                Common        31304N107        2,437,454          34,270
-------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Asso           Common        313586109          530,035           8,380
-------------------------------------------------------------------------------------------------------------------------------
Federated Dept. Stores, Inc.             Common        31410H101        2,064,832          39,852
-------------------------------------------------------------------------------------------------------------------------------
Ferrellgas Partners LP *                 Common        315293100        2,434,406         112,900
-------------------------------------------------------------------------------------------------------------------------------
Figgie Int'l Class B                     Common        316828607        1,515,000         121,200
-------------------------------------------------------------------------------------------------------------------------------
Figgie Int'l Hldg A                      Common        316828508       19,640,617       1,415,540       1,298,040       117,500
-------------------------------------------------------------------------------------------------------------------------------
Fingerhut Companies                      Common        317867109      105,476,530       4,066,565       3,841,565       225,000
-------------------------------------------------------------------------------------------------------------------------------
First American Corp. TN                  Common        318900107          955,500          19,500
-------------------------------------------------------------------------------------------------------------------------------
First Commercial Corp.                   Common        319825105          220,303           3,150
-------------------------------------------------------------------------------------------------------------------------------
First Tennessee Natl. Corp.              Common        337162101        2,018,606          62,836
-------------------------------------------------------------------------------------------------------------------------------
Food Lion Inc Cl A                       Common        344775200        2,893,106         270,700
-------------------------------------------------------------------------------------------------------------------------------
Ford Motor                               Common        345370100       22,930,662         353,800
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Forest Oil Corp                          Common        346091606          481,496          31,190
-------------------------------------------------------------------------------------------------------------------------------
Fort Bend Conv Sub Deb                   CnvtBl        346824AA3          631,250             250
-------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                              Common        313400301       42,122,840         887,965         804,465        83,500
-------------------------------------------------------------------------------------------------------------------------------
Gap, Inc.                                Common        364760108        4,379,625          97,325
-------------------------------------------------------------------------------------------------------------------------------
General Electric                         Common        369604103          266,147           3,088
-------------------------------------------------------------------------------------------------------------------------------
General Motors                           Common        370442105       13,900,267         205,170
-------------------------------------------------------------------------------------------------------------------------------
Grand Casinos Inc                        Common        385269105          341,250          20,000
-------------------------------------------------------------------------------------------------------------------------------
Green Tree Finl                          Common        393505102      100,117,034       3,520,599       3,358,099       162,500
-------------------------------------------------------------------------------------------------------------------------------
Grove Property Trust*                    Common        399613108        3,434,925         325,200
-------------------------------------------------------------------------------------------------------------------------------
Hallwood Energy Partners, L.P.           Common        40636P201        1,334,125         205,250
-------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                         Common        437076102       11,113,290         164,337
-------------------------------------------------------------------------------------------------------------------------------
Homebase, Inc.                           Common        43738E108          657,437          78,500
-------------------------------------------------------------------------------------------------------------------------------
J Ray McDermott S A                      Common        P64658100        9,168,506         217,650         197,650        20,000
-------------------------------------------------------------------------------------------------------------------------------
J. C. Penney                             Common        708160106        3,867,631          51,100
-------------------------------------------------------------------------------------------------------------------------------
Journal Register Co.                     Common        481138105        7,548,400         361,600
-------------------------------------------------------------------------------------------------------------------------------
Jumbosports Inc Conv                     CnvtBl        481386AA8           60,000             150
-------------------------------------------------------------------------------------------------------------------------------
Kaydon Corp.                             Common        486587108       69,518,442       1,700,757       1,585,757       115,000
-------------------------------------------------------------------------------------------------------------------------------
Kroger Co.                               Common        501044101        5,303,249         114,820
-------------------------------------------------------------------------------------------------------------------------------
Lechters Inc                             CnvtBl        XS0033749          882,000             210
-------------------------------------------------------------------------------------------------------------------------------
Limited, Inc.                            Common        532716107        1,886,490          65,760
-------------------------------------------------------------------------------------------------------------------------------
Lowe's Co.                               Common        548661107        2,224,944          31,700
-------------------------------------------------------------------------------------------------------------------------------
M A Hanna Co.                            Common        410522106       31,007,424       1,268,846       1,171,346        97,500
-------------------------------------------------------------------------------------------------------------------------------
May Dept. Stores                         Common        577778103        3,441,700          54,200
-------------------------------------------------------------------------------------------------------------------------------
McDermott International Inc.             Common        580037109       16,893,714         408,925         371,925        37,000
-------------------------------------------------------------------------------------------------------------------------------
Medical Assurance, Inc.                  Common        58449U100          718,285          24,822
-------------------------------------------------------------------------------------------------------------------------------
Merck & Co.                              Common        589331107          358,925           2,800
-------------------------------------------------------------------------------------------------------------------------------
Mid-America Apartment Comm *             Common        59522J103          316,827          11,240
-------------------------------------------------------------------------------------------------------------------------------
Municipal Mortgage & Equity *            Common        62624B101        6,081,300         279,600
-------------------------------------------------------------------------------------------------------------------------------
National Commerce Bancorporati           Common        635449101          993,674          23,312
-------------------------------------------------------------------------------------------------------------------------------
Nationsbank Corp.                        Common        638585109          480,220           6,584
-------------------------------------------------------------------------------------------------------------------------------
Newell Co.                               Common        651192106        1,773,781          36,620
-------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern                         Common        655844108        3,579,777          95,780
-------------------------------------------------------------------------------------------------------------------------------
Norrell Corp                             Common        656301108        8,016,456         355,300
-------------------------------------------------------------------------------------------------------------------------------
Ocwen Asset Investment Corp.*            Common        67574m106        6,541,762         383,400
-------------------------------------------------------------------------------------------------------------------------------
Old Republic Int'l                       Common        680223104       54,175,324       1,217,423       1,143,423        74,000
-------------------------------------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc.                 Common        704379106        1,799,604          23,915
-------------------------------------------------------------------------------------------------------------------------------
Penn Virginia Corporation                Common        707882106        3,184,819         109,350
-------------------------------------------------------------------------------------------------------------------------------
Pfizer Co.                               Common        717081103          305,542           3,065
-------------------------------------------------------------------------------------------------------------------------------
Philip Morris                            Common        718154107        3,414,623          81,910
-------------------------------------------------------------------------------------------------------------------------------
Plum Creek Timber, L.P. *                Common        729237107        2,470,050          74,850
-------------------------------------------------------------------------------------------------------------------------------
Premark Int'l Inc.                       Common        740459102          241,812           7,300
-------------------------------------------------------------------------------------------------------------------------------
Prime Retail, Inc. 10.50% Sr             Pfd           741570204        5,551,200         205,600
-------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble                         Common        742718109          405,000           4,800
-------------------------------------------------------------------------------------------------------------------------------
Proffitt's Inc.                          Common        742925100       64,144,157       1,769,494       1,671,994        97,500
-------------------------------------------------------------------------------------------------------------------------------
Provident Bankshares                     Common        743859100        1,548,654          43,778
-------------------------------------------------------------------------------------------------------------------------------
RCN Corporation                          Common        749361101        5,845,828         116,625
-------------------------------------------------------------------------------------------------------------------------------
ReliaStar Financial Corp.                Common        75952U103       34,539,090         749,831         686,331        63,500
-------------------------------------------------------------------------------------------------------------------------------
Riggs Nat'l Corp 10.75% Pfd. S           Pfd           766570303          208,962           7,300
-------------------------------------------------------------------------------------------------------------------------------
Rite Aid                                 Common        767754104        2,247,485          65,620
-------------------------------------------------------------------------------------------------------------------------------
Royce Value Trust                        Common        780910105          201,424          11,762
-------------------------------------------------------------------------------------------------------------------------------
Ryder Systems, Inc.                      Common        783549108          671,460          17,670
-------------------------------------------------------------------------------------------------------------------------------
Sears Roebuck & Co.                      Common        812387108        5,042,438          87,790
-------------------------------------------------------------------------------------------------------------------------------
Sierrawest Bancorp                       Common        826527103          409,500          10,500
-------------------------------------------------------------------------------------------------------------------------------
Southdown Inc.                           Common        841297104       59,175,280         849,152         798,152        51,000
-------------------------------------------------------------------------------------------------------------------------------
Southern California Edison 6.4           Pfd           842400780          521,250           5,000
-------------------------------------------------------------------------------------------------------------------------------
Southwest Airlines                       Common        844741108        1,672,321          56,569
-------------------------------------------------------------------------------------------------------------------------------
Stewart & Stevenson Svcs, Inc.           Common        860342104       24,231,539       1,007,025         925,025        82,000
-------------------------------------------------------------------------------------------------------------------------------
Storage Trust Realty *                   Common        861909109          543,125          22,000
-------------------------------------------------------------------------------------------------------------------------------
Storage USA, Inc. *                      Common        861907103        4,203,597         109,540
-------------------------------------------------------------------------------------------------------------------------------
Sun Communities Inc.                     Common        866674104        1,143,275          32,900
-------------------------------------------------------------------------------------------------------------------------------
Teppco Partners LP UT Ltd Part           Common        872384102          489,812           8,500
-------------------------------------------------------------------------------------------------------------------------------
TJX Companies                            Common        872540109          865,687          19,000
-------------------------------------------------------------------------------------------------------------------------------
Toys R Us                                Common        892335100        4,749,086         157,646         137,646        20,000
-------------------------------------------------------------------------------------------------------------------------------
Travel Ports of America                  Common        894167105           52,504          13,126
-------------------------------------------------------------------------------------------------------------------------------
Travelers Group, Inc.                    Common        894190107          655,500          10,925
-------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
Trenwick Group                           Common        895290104       40,471,950       1,079,252       1,004,252        75,000
-------------------------------------------------------------------------------------------------------------------------------
Tupperware Corporation                   Common        899896104          840,817          31,580
-------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp.                      Common        907818108        2,960,461          52,572
-------------------------------------------------------------------------------------------------------------------------------
United Companies Finl 6.75% Pf           Pfd           909870206        4,111,200         114,200
-------------------------------------------------------------------------------------------------------------------------------
United Cos Financial Corp                Common        909870107       32,980,378       1,851,530       1,715,530       136,000
-------------------------------------------------------------------------------------------------------------------------------
UNUM Corp.                               Common        903192102        4,963,012          89,930
-------------------------------------------------------------------------------------------------------------------------------
US Airways Group                         Common        911905107        2,742,625          37,000
-------------------------------------------------------------------------------------------------------------------------------
Walgreen Co.                             Common        931422109        3,308,212          93,850
-------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores                          Common        931142103       24,267,491         477,589
-------------------------------------------------------------------------------------------------------------------------------
Weatherford Enterra, Inc.                Common        947071106       52,887,352       1,246,241       1,149,241        97,000
-------------------------------------------------------------------------------------------------------------------------------
Winston Hotels Inc Cum Pfd 9.2           Pfd           97563A201          500,000          20,000
-------------------------------------------------------------------------------------------------------------------------------
Woolworth (F.W.)                         Common        980883102          870,000          34,800
-------------------------------------------------------------------------------------------------------------------------------

                                                                    1,437,233,288
                                                                    =============

(1) Converts to 17,198.53 shares
(2) Converts to 23,148.00 shares            ITEM 6 - Sole investment discretion
(3) Converts to 5,882.36 shares             ITEM 7 - not applicable
(4) Converts to 38,834.80 shares
(5) Converts to 34,429.63 shares

THE FOLLOWING SECURITIES ARE ADDITIONS TO THOSE ALREADY LISTED, BUT ARE BEING REPORTED SEPARATELY BECAUSE NEWSOUTH MANAGES THEM THROUGH A SMITH BARNEY FIDUCIARY SERVICES PROGRAM WHEREBY ACCOUNTS ARE PLACED WITH US FOR MANAGEMENT. ALTHOUGH DISCRETIONARY RESPONSIBILITY FOR THE ACCOUNTS IS WITH US, SB RETAINS THE RESPONSIBILITY FOR REPORTING THESE SECURITIES ON THEIR 13F IF THE SIZE OF A PARTICULAR HOLDING TRIGGERS 13F FILING REQUIREMENTS.

                  ITEM 1                        ITEM 2                ITEM 3               ITEM 4              ITEM 5
              Name of Issuer                Title of Class            CUSIP             Fair Market          Shares of
                                                                      Number               Value             Principal
                                                                                                               Amount
----------------------------------------------------------------------------------------------------------------------
360 Degrees Communications, Inc.                Common               885571109            3,404,503            108,943
----------------------------------------------------------------------------------------------------------------------
Alberto Culver Co. Cl A                         Common               013068200            1,996,914             74,130
----------------------------------------------------------------------------------------------------------------------
AGCO Corporation                                Common               001084102            2,424,457             81,665
----------------------------------------------------------------------------------------------------------------------
Avnet, Inc.                                     Common               053807103            2,230,903             38,756
----------------------------------------------------------------------------------------------------------------------
Berkley (W.R.) Corp                             Common               084423102            2,768,865             58,445
----------------------------------------------------------------------------------------------------------------------
Buckeye Technologies Corp.                      Common               11815H104            2,896,679            136,314
----------------------------------------------------------------------------------------------------------------------
CPI Corp.                                       Common               125902106            2,234,012             88,255
----------------------------------------------------------------------------------------------------------------------
Cabot Oil & Gas                                 Common               127097103            2,963,218            130,970
----------------------------------------------------------------------------------------------------------------------
Cedar Fair L.P.                                 Prtnrshp             150185106              223,300              8,120
----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mtg                           Common               313400301            2,721,298             57,365
----------------------------------------------------------------------------------------------------------------------
Figgie Int'l Hldg A                             Common               316828508            1,445,426            104,173
----------------------------------------------------------------------------------------------------------------------
Figgie Int;'l Hldg B                            Common               316828607               35,125              2,810
----------------------------------------------------------------------------------------------------------------------
Fingerhut Companies                             Common               317867109            4,501,025            173,530
----------------------------------------------------------------------------------------------------------------------
Green Tree Financial                            Common               393505102            3,756,613            132,098
----------------------------------------------------------------------------------------------------------------------
Kaydon                                          Common               486587108            3,631,580             88,845
----------------------------------------------------------------------------------------------------------------------
M A Hanna Co.                                   Common               410522106            1,723,741             70,535
----------------------------------------------------------------------------------------------------------------------
McDermott International Inc.                    Common               580037109            3,018,323             73,060
----------------------------------------------------------------------------------------------------------------------
Old Republic Int'l                              Common               680223104            3,314,307             74,478
----------------------------------------------------------------------------------------------------------------------
Proffitt's Inc.                                 Common               742925100            3,242,595             89,450
----------------------------------------------------------------------------------------------------------------------
ReliaStar Financial Corp.                       Common               75952U103            2,749,974             59,700
----------------------------------------------------------------------------------------------------------------------
Southdown                                       Common               841297104            3,557,151             51,044
----------------------------------------------------------------------------------------------------------------------
Stewart & Stevenson Svcs Inc.                   Common               860342104            2,111,282             87,740
----------------------------------------------------------------------------------------------------------------------
Trenwick Group Inc.                             Common               895290104            2,590,461             69,078
----------------------------------------------------------------------------------------------------------------------
Tupperware Corporation                          Common               899896104              723,164             27,160
----------------------------------------------------------------------------------------------------------------------
United Companies Financial Corp.                Common               909870107            1,853,014            104,025
----------------------------------------------------------------------------------------------------------------------
United Companies Financial Corp.-Pfd            Preferred            909870206               25,920                720
----------------------------------------------------------------------------------------------------------------------
Weatherford Enterra Inc.                        Common               947071106            2,559,962             60,322
----------------------------------------------------------------------------------------------------------------------

                                                                                         64,703,812
                                                                                         ==========

Sole discretion and voting authority are applicable

THE FOLLOWING SECURITIES ARE ADDITIONS TO THOSE ALREADY LISTED, BUT ARE BEING REPORTED SEPARATELY BECAUSE NEWSOUTH MANAGES THEM THROUGH A MORGAN, KEEGAN PROGRAM WHEREBY ACCOUNTS ARE PLACED WITH US FOR MANAGEMENT. ALTHOUGH DISCRETIONARY RESPONSIBILITY FOR THE ACCOUNTS IS WITH US, MORGAN, KEEGAN RETAINS THE RESPONSIBILITY OF REPORTING THESE SECURITIES ON THEIR 13F IF THE SIZE OF A PARTICULAR HOLDING TRIGGERS 13F FILING REQUIREMENTS.

                  ITEM 1                        ITEM 2                ITEM 3               ITEM 4              ITEM 5
              Name of Issuer                Title of Class            CUSIP             Fair Market          Shares of
                                                                      Number               Value             Principal
                                                                                                               Amount
----------------------------------------------------------------------------------------------------------------------
360 Communications Co.                          Common               885571109            1,067,004             34,770
----------------------------------------------------------------------------------------------------------------------
Alberto Culver Co. Cl A                         Common               013068200              583,415             22,120
----------------------------------------------------------------------------------------------------------------------
AGCO Corp.                                      Common               001084102              797,385             27,030
----------------------------------------------------------------------------------------------------------------------
Avnet, Inc.                                     Common               053807103              718,847             12,570
----------------------------------------------------------------------------------------------------------------------
Bell Industries                                 Common               078107109               11,239                810
----------------------------------------------------------------------------------------------------------------------
Berkley (W.R.) Corp                             Common               084423102              609,344             13,175
----------------------------------------------------------------------------------------------------------------------
Buckeye Cellulose Corp                          Common               11815H104              907,620             43,220
----------------------------------------------------------------------------------------------------------------------
CPI Corp.                                       Common               125902106              683,449             27,684
----------------------------------------------------------------------------------------------------------------------
Cabot Oil & Gas                                 Common               127097103              844,794             39,755
----------------------------------------------------------------------------------------------------------------------
Equity Inns, Inc.                               Common               294703103               12,915                840
----------------------------------------------------------------------------------------------------------------------
Excel Realty Trust                              Common               30067R107               64,400              1,840
----------------------------------------------------------------------------------------------------------------------
Freddie Mac                                     Common               313400301              727,631             15,420
----------------------------------------------------------------------------------------------------------------------
Figgie Int'l Hldg A                             Common               316828508              671,372             49,275
----------------------------------------------------------------------------------------------------------------------
Figgie Int'l  Class B                           Common               316828607                3,619                300
----------------------------------------------------------------------------------------------------------------------
Fingerhut Companies                             Common               317867109            1,334,190             51,315
----------------------------------------------------------------------------------------------------------------------
Green Tree Financial                            Common               393505102            1,066,660             38,095
----------------------------------------------------------------------------------------------------------------------
J Ray McDermott S A                             Common               P64658100              843,130             20,225
----------------------------------------------------------------------------------------------------------------------
Journal Register Co.                            Common               481138105               14,569                700
----------------------------------------------------------------------------------------------------------------------
Kaydon Corp                                     Common               486587108            1,059,094             26,070
----------------------------------------------------------------------------------------------------------------------
M A Hanna Co.                                   Common               410522106              573,506             23,834
----------------------------------------------------------------------------------------------------------------------
Old Republic Int'l                              Common               680223104            1,105,861             25,062
----------------------------------------------------------------------------------------------------------------------
Proffitt's Inc.                                 Common               742925100              885,849             24,779
----------------------------------------------------------------------------------------------------------------------
Penn Virginia Corporation                       Common               707882106                2,850                100
----------------------------------------------------------------------------------------------------------------------
ReliaStar Financial Corp.                       Common               75952U103              867,116             19,110
----------------------------------------------------------------------------------------------------------------------
Southdown                                       Common               841297104            1,096,432             15,776
----------------------------------------------------------------------------------------------------------------------
Stewart & Stevenson Services                    Common               860342104              750,441             31,350
----------------------------------------------------------------------------------------------------------------------
Storage USA Inc.                                Common               861907103               25,125                670
----------------------------------------------------------------------------------------------------------------------
Trenwick Group Inc.                             Common               895290104              760,720             20,560
----------------------------------------------------------------------------------------------------------------------
Tupperware Corporation                          Common               899896104              270,945             10,035
----------------------------------------------------------------------------------------------------------------------
United Cos Financial Corp.                      Common               909870107              319,915             17,835
----------------------------------------------------------------------------------------------------------------------
United Cos Financial Corp.-6.75%                Preferred            909870206              322,200              8,950
----------------------------------------------------------------------------------------------------------------------
Weatherford Enterra, Inc.                       Common               947071106              974,420             22,727
----------------------------------------------------------------------------------------------------------------------

                                                                                         19,976,057
                                                                                         ==========

Sole discretion and voting authority are applicable

THE FOLLOWING SECURITIES ARE ADDITIONS TO THOSE ALREADY LISTED, BUT ARE BEING REPORTED SEPARATELY BECAUSE NEWSOUTH MANAGES THEM THROUGH A LOCKWOOD FINANCIAL SERVICES PROGRAM WHEREBY ACCOUNTS ARE PLACED WITH US FOR MANAGEMENT. ALTHOUGH DISCRETIONARY RESPONSIBILITY FOR THE ACCOUNTS IS WITH US, LOCKWOOD FINANACIAL RETAINS THE RESPONSIBILITY OF REPORTING THESE SECURITIES ON THEIR 13F IF THE SIZE OF A PARTICULAR HOLDING TRIGGERS 13F FILING REQUIREMENTS.

                  ITEM 1                        ITEM 2                ITEM 3               ITEM 4              ITEM 5
              Name of Issuer                Title of Class            CUSIP             Fair Market          Shares of
                                                                      Number               Value             Principal
                                                                                                               Amount
----------------------------------------------------------------------------------------------------------------------
Alberto Culver Co. Cl A                         Common               013068200               15,624                580
----------------------------------------------------------------------------------------------------------------------
AGCO Corp.                                      Common               001084102               19,891                670
----------------------------------------------------------------------------------------------------------------------
Avnet, Inc.                                     Common               053807103               15,541                270
----------------------------------------------------------------------------------------------------------------------
Berkley (W.R.) Corp                             Common               084423102               17,766                375
----------------------------------------------------------------------------------------------------------------------
Buckeye Technologies Corp                       Common               11815H104               23,375              1,100
----------------------------------------------------------------------------------------------------------------------
CPI Corp.                                       Common               125902106               18,984                750
----------------------------------------------------------------------------------------------------------------------
Cabot Oil & Gas                                 Common               127097103               21,494                950
----------------------------------------------------------------------------------------------------------------------
Freddie Mac                                     Common               313400301               22,700                480
----------------------------------------------------------------------------------------------------------------------
Figgie Int'l Hldg A                             Common               316828508               15,956              1,150
----------------------------------------------------------------------------------------------------------------------
Fingerhut Companies                             Common               317867109               32,681              1,260
----------------------------------------------------------------------------------------------------------------------
Green Tree Financial                            Common               393505102               27,016                950
----------------------------------------------------------------------------------------------------------------------
Kaydon Corp                                     Common               486587108               26,160                640
----------------------------------------------------------------------------------------------------------------------
M A Hanna Co.                                   Common               410522106               16,862                690
----------------------------------------------------------------------------------------------------------------------
McDermott International Inc.                    Common               580037109               19,623                475
----------------------------------------------------------------------------------------------------------------------
Old Republic Int'l                              Common               680223104               22,695                510
----------------------------------------------------------------------------------------------------------------------
Proffitt's Inc.                                 Common               742925100               20,155                556
----------------------------------------------------------------------------------------------------------------------
ReliaStar Financial Corp.                       Common               75952U103               21,649                470
----------------------------------------------------------------------------------------------------------------------
Southdown                                       Common               841297104               22,300                320
----------------------------------------------------------------------------------------------------------------------
Stewart & Stevenson Services                    Common               860342104               16,122                670
----------------------------------------------------------------------------------------------------------------------
Trenwick Group Inc.                             Common               895290104               20,438                545
----------------------------------------------------------------------------------------------------------------------
United Cos Financial Corp.                      Common               909870107               15,141                850
----------------------------------------------------------------------------------------------------------------------
Weatherford Enterra, Inc.                       Common               947071106               22,832                538
----------------------------------------------------------------------------------------------------------------------

                                                                                            455,005
                                                                                            =======

Sole discretion and voting authority are applicable